Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

FIAX   | Nicholas Fixed Income Alternative ETF

listed on NYSE Arca, Inc.

May 9, 2025

Supplement to the Prospectus and Summary Prospectus,

each dated February 28, 2025

Effectively immediately, the “Management Fee” line item in the “Annual Fund Operating Expenses” table is footnoted to include the following:

“Effective May 9, 2025, the Adviser has voluntarily agreed to waive a portion of its unitary management fee through December 31, 2025, such that the unitary management fee does not exceed 0.70%.”

Please retain this Supplement for future reference.